DERIVATIVE FINANCIAL INSTRUMENTS - Derivative Instruments by Term to Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	$ 1,243	$ 761
Less than 1 year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	1,243
1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Foreign exchange contracts | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	957	725
Foreign exchange contracts | Less than 1 year | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	957
Foreign exchange contracts | 1 to 5 years | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	1,243	761
Foreign exchange contracts | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	286	36
Foreign exchange contracts | Less than 1 year | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	286
Foreign exchange contracts | 1 to 5 years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Commodity contracts | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0	0
Commodity contracts | Less than 1 year | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Commodity contracts | 1 to 5 years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Option contract | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0	$ 0
Option contract | Less than 1 year | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Option contract | 1 to 5 years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	$ 0